Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
September 30, 2021
Machinery and equipment	$1,637,096	$–	$1,637,096
Furniture and office equipment	421,432	(313,283)	108,149
Transportation equipment	326,788	(214,356)	112,432
Leasehold improvements	29,390	(24,171)	5,219
Mineral property	350,000	–	350,000
	$2,764,706	$(551,810)	$2,212,896

		Accumulated
	Cost	Depreciation	Net
December 31, 2020
Machinery and equipment	$1,858,959	$–	$1,858,959
Furniture and office equipment	421,432	(286,083)	135,349
Transportation equipment	326,788	(165,338)	161,450
Leasehold improvements	29,390	(20,596)	8,794
Mineral property	350,000	–	350,000
	$2,986,569	$(472,017)	$2,514,552